FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Interest bearing deposits - time		$ 595	$ 2,739
Equity securities at fair value		393	0
Trading securities		0	455
Securities available for sale		427,926	522,925
Federal Home Loan Bank and Federal Reserve Bank Stock		18,359	15,543
Liabilities [Abstract]
Deposits with stated maturity		715,934
Other borrowings		25,700	54,600
Subordinated debentures		39,388	35,569
Reciprocal deposits included in deposits with no stated maturity		123,080	12,992
Reciprocal deposits included in deposits with stated maturity		58,992	37,987
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks		23,350	36,994
Interest bearing deposits		46,894	17,744
Interest bearing deposits - time		595	2,739
Equity securities at fair value		393
Trading securities			455
Securities available for sale		427,926	522,925
Federal Home Loan Bank and Federal Reserve Bank Stock		18,359	15,543
Net loans and loans held for sale		2,643,856	2,035,666
Accrued interest receivable		10,164	8,609
Derivative financial instruments		5,155	3,080
Liabilities [Abstract]
Deposits with no stated maturity	[1]	2,197,494	1,845,716
Deposits with stated maturity	[1]	715,934	554,818
Other borrowings		25,700	54,600
Subordinated debentures		39,388	35,569
Accrued interest payable		1,646	892
Derivative financial instruments		2,326	1,292
Fair Value [Member]
Assets [Abstract]
Cash and due from banks		23,350	36,994
Interest bearing deposits		46,894	17,744
Interest bearing deposits - time		594	2,740
Equity securities at fair value		393
Trading securities			455
Securities available for sale		427,926	522,925
Net loans and loans held for sale		2,606,256	1,962,937
Accrued interest receivable		10,164	8,609
Derivative financial instruments		5,155	3,080
Liabilities [Abstract]
Deposits with no stated maturity		2,197,494	1,845,716
Deposits with stated maturity		711,312	551,489
Other borrowings		25,706	54,918
Subordinated debentures		35,021	29,946
Accrued interest payable		1,646	892
Derivative financial instruments		2,326	1,292
Quoted Prices in Active Markets for Identical Assets, (Level 1) [Member]
Assets [Abstract]
Cash and due from banks		23,350	36,994
Interest bearing deposits		46,894	17,744
Interest bearing deposits - time		0	0
Equity securities at fair value		393
Trading securities			455
Securities available for sale		0	898
Net loans and loans held for sale		41,471	0
Accrued interest receivable		22	1
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity		2,197,494	1,845,716
Deposits with stated maturity		0	0
Other borrowings		0	0
Subordinated debentures		0	0
Accrued interest payable		114	48
Derivative financial instruments		0	0
Significant Other Observable Inputs, (Level 2) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time		594	2,740
Equity securities at fair value		0
Trading securities			0
Securities available for sale		427,926	522,027
Net loans and loans held for sale		44,753	39,436
Accrued interest receivable		1,789	2,192
Derivative financial instruments		5,155	3,080
Liabilities [Abstract]
Deposits with no stated maturity		0	0
Deposits with stated maturity		711,312	551,489
Other borrowings		25,706	54,918
Subordinated debentures		35,021	29,946
Accrued interest payable		1,532	844
Derivative financial instruments		2,326	1,292
Significant Unobservable Inputs, (Level 3) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time		0	0
Equity securities at fair value		0
Trading securities			0
Securities available for sale		0	0
Net loans and loans held for sale		2,520,032	1,923,501
Accrued interest receivable		8,353	6,416
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity		0	0
Deposits with stated maturity		0	0
Other borrowings		0	0
Subordinated debentures		0	0
Accrued interest payable		0	0
Derivative financial instruments		$ 0	$ 0

[1]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $123.080 million and $12.992 million at December 31, 2018 and 2017, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $58.992 million and $37.987 million at December 31, 2018 and 2017, respectively.